SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Assets Held for Sale) (Detail) $ in Thousands	1 Months Ended	3 Months Ended	6 Months Ended		12 Months Ended
	Aug. 13, 2020 Property	Mar. 27, 2020 Loan	Jun. 30, 2020 USD ($) Property	Jun. 30, 2019 Property	Dec. 31, 2019 USD ($) Property	Dec. 31, 2018 USD ($) Property
Real Estate [Line Items]
Number of real estate property held for sale | Property			1		29	1
Assets held for sale | $			$ 1,200		$ 351,897	$ 6,780
Number of properties disposed | Property				39	497	21
Mortgage notes payable | $					$ 126,700
Expected period of sale			24 months
Number of real estate reclassified from held for sale | Property			15
Real estate held for sale placed back in service | $			$ 228,400
Subsequent event
Real Estate [Line Items]
Number of properties disposed	1	12